SCHEDULE OF OPERATING LEASE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2024
Right-of-use Asset
Short-term lease expense (other than ASC 842)		$ 266	$ 802